CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net (loss) income	$ (1,447)	$ (339)	$ (1,452)	$ 152
Adjustments for the following non-cash items:
Depreciation	319	312	626	657
Unrealized financial instruments loss (gain)	7	(38)	9	(66)
Share of loss (income) from equity-accounted investments	(1)	7	1	22
Deferred income tax (recovery) expense	(13)	(3)	(42)	10
Other non-cash items	6	30	57	46
Remeasurement of interests held in BRHC by the partnership	652	0	529	0
Remeasurement of BEPC exchangeable and class A.2 shares	624	0	524	0
Remeasurement of exchangeable and class B shares of BRHC	0	277	0	(271)
Dividends received from equity-accounted investments	1	7	1	7
Cash flows from (used in) operations before changes in related parties and working capital balances	148	253	253	557
Changes in due to or from related parties	43	21	30	53
Net change in working capital balances	(52)	(134)	(34)	(213)
Cash flows from (used in) operating activities	139	140	249	397
Financing activities
Proceeds from non-recourse borrowings	700	717	1,363	1,480
Repayment of non-recourse borrowings	(683)	(634)	(1,335)	(1,381)
Capital contributions from non-controlling interests	56	43	157	125
Return of capital to non-controlling interests	0	(36)	0	(36)
Distributions paid:
To participating non-controlling interests	(303)	(188)	(452)	(264)
To the partnership by BEPC	(5)	0	(5)	0
Related party borrowings, net	56	16	197	131
Net cash flows from (used in) financing activities	(179)	(82)	(75)	55
Investing activities
Investment in property, plant and equipment	(302)	(199)	(550)	(476)
Investment in equity-accounted investments	(21)	0	(41)	0
Proceeds from disposal of assets, net of cash and cash equivalents disposed	0	105	0	(8)
Proceeds from financial assets	314	86	314	86
Restricted cash and other	(27)	(43)	(11)	(24)
Cash flows from (used in) investing activities	(36)	(51)	(288)	(422)
Increase (decrease)	(76)	7	(114)	30
Foreign exchange gain (loss) on cash	19	(30)	46	(39)
Net change in cash classified within assets held for sale	(1)	(2)	0	(4)
Balance, beginning of period	614	639	624	627
Balance, end of period	556	614	556	614
Supplemental cash flow information:
Interest paid	487	384	731	718
Interest received	34	14	44	38
Income taxes paid (recovered)	$ 28	$ (3)	$ 43	$ 27